COMBINED CARVE-OUT STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE INCOME - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMBINED CARVE-OUT STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE INCOME
Revenue, net	€ 117,219,691	€ 59,315,396
Cost of sales	(53,831,214)	(21,357,363)
Gross profit	63,388,477	37,958,033
Marketing expenses	(42,050,725)	(17,716,979)
Operating expenses	(15,763,832)	(5,712,433)
Other operating income and expenses	(133,910)	(101,720)
Operating profit	5,440,010	14,426,901
Net finance costs	(438,268)	(66,264)
Profit before tax	5,001,742	14,360,637
Income tax	(62,078)
Net profit for the year	4,939,664	14,360,637
Other comprehensive income/(loss)
Foreign currency translation adjustment	870,178	(520,180)
Other comprehensive income/(loss) for the year	870,178	(520,180)
Total comprehensive income for the year	5,809,842	13,840,457
Net profit for the year attributable to:
Equity holders of the parent	4,940,968	14,360,637
Non-controlling interests	(1,304)
Net profit for the year	4,939,664	14,360,637
Total comprehensive income for the year attributable to:
Equity holders of the parent	5,811,146	13,840,457
Non-controlling interests	(1,304)
Total comprehensive income for the year	€ 5,809,842	€ 13,840,457